ACCRUED EXPENSES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2011
COMPONENTS OF ACCRUED EXPENSES AND OTHER PAYABLES

	As of December 31,
	2010	2011

Payable for business acquisition-current	3,919	11,205
Accrued payroll and employee welfare	6,069	10,384
Accrued bonus	8,693	10,470
Accrued subcontract costs and reimbursable operating costs	8,203	8,249
Business tax payable	2,782	3,706
Other taxes payable	1,252	1,546
Proceeds from discounted nonvested shares granted, net of forfeiture	—	910
Professional fee	1,184	884
Advance from customer	1,173	3,410
Payable for purchase of property and equipment	925	1,497
Foreign currency forward exchange contract	332	253
Other accrued liabilities	1,845	2,466

Total	36,377	54,980